Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and bank balances	$ 1,606	$ 4,301
Fixed deposits	6,097	2,083
Cash and cash equivalents	$ 7,703	$ 6,384	$ 9,047	$ 4,897